SIGNIFICANT ACCOUNTING POLICIES - Adoption of IFRS 15 (Revenue from Contracts with Customers) (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Total deferred income tax liabilities, net		$ 24,464	$ 3,916
Revenues		168,046	66,649	$ 60,405
Net income		$ 5,536	$ 9,859	$ 10,546
Basic and diluted (in dollars per share)		$ 2.46	$ 8.21	$ 8.83
Income tax expense		$ (2,838)	$ 5,516	$ 6,015
Cost of equipment and handsets		9,608	285	1,341
Adoption of IFRS 15
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Retained earnings	$ (90)
Contractual assets		85
Total deferred income tax liabilities, net		32
Revenues		105
Net income		$ 73
Basic and diluted (in dollars per share)		$ 0.02
Retained earnings, before income tax	125
Income tax expense	35
Cost of equipment and handsets		$ 145
Amortization of equipment and handsets		(143)
Income (loss) before tax on adoption of IFRS 15 on equipment and handsets		2
Tax expense (benefit) on adoption of IFRS 15 on equipment and handsets		(1)
Income (loss), net of tax on adoption of IFRS 15 on equipment and handsets		1
Adoption of IFRS 15 | Equipment
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Revenues		588
Adoption of IFRS 15 | Services
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Revenues		(483)
Telecom Argentina | Adoption of IFRS 15
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Retained earnings	808
Contractual assets	1,153
Total deferred income tax liabilities, net	345
Equity attributable to Controlling Company
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Net income		5,294	9,731	10,457
Equity attributable to Controlling Company | Adoption of IFRS 15
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Retained earnings	83
Retained earnings, before income tax	117
Income tax expense	34
Equity attributable to non-controlling interest
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Net income		$ 242	$ 128	$ 89
Equity attributable to non-controlling interest | Adoption of IFRS 15
Adoption of IFRS 15 (Revenue from Contracts with Customers)
Retained earnings	7
Retained earnings, before income tax	8
Income tax expense	$ 1